DEPOSITS (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Brokered deposits included in time deposits	$ 13,872,000	$ 18,012,000
Brokered deposits included in interest bearing transaction accounts	83,281,000	106,525,000
Aggregate amount of certificates of deposit with a minimum denomination of $250,000	$ 19,643,000	$ 9,286,000